Investment Objectives and Goals - First Eagle Overseas Variable Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Overseas Variable Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

First Eagle Overseas Variable Fund (the “Fund”) seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.